UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund II

10.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Preferred Income Fund II
Securities owned by the Fund on

October 31, 2006 (unaudited)

		Interest	Maturity	Credit	Par value
Issuer, description		rate (%)	date	rating (A)	($000)	Value

Bonds 2.34%						$18,078,990
(Cost $18,042,167)

Electric Utilities 1.29%						9,951,395

Black Hills Corp.,
Note		6.500	05-15-13	BBB-	5,000	5,051,920
Entergy Gulf States, Inc.,
1st Mtg Bond		6.200	07-01-33	BBB+	5,000	4,899,475
Gas Utilities 1.05%						8,127,595

Southern Union Co.,
Jr Sub Note (P)		7.200	11-01-66	BB+	8,050	8,127,595

				Credit	Par value
Issuer, description, maturity date				rating (A)	($000)	Value

Capital preferred securities 13.00%						$100,077,609
(Cost $98,485,482)

Asset Management & Custody Banks	0.64%					4,898,622

BNY Capital, 7.97%, Ser B, 12-31-26				A-	4,700	4,898,622
Diversified Banks 0.52%						4,020,000

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)				A+	4,000	4,020,000
Diversified Financial Services 1.62%						12,448,944

JPM Capital Trust I, 7.54%, 01-15-27				A-	12,000	12,448,944
Electric Utilities 3.06%						23,589,750

DPL Capital Trust II, 8.125%, 09-01-31				BB-	22,150	23,589,750
Gas Utilities 3.13%						24,111,901

KN Capital Trust I, 8.56%, Ser B, 04-15-27				BB+	14,000	14,120,372
KN Capital Trust III, 7.63%, 04-15-28				BB+	10,673	9,991,529
Integrated Telecommunication Services 1.27%						9,793,467

TCI Communications Financing Trust III,
9.65%, 3-31-27				BBB-	9,243	9,793,467
Multi-Utilities 1.92%						14,763,715

Dominion Resources Capital Trust I, 7.83%,
12-01-27				BB+	8,450	8,801,055
Dominion Resources Capital III, 8.40%,
01-15-31				BBB-	5,000	5,962,660

John Hancock
Preferred Income Fund II
Securities owned by the Fund on

October 31, 2006 (unaudited)

Regional Banks 0.45%			3,465,310

Summit Capital Trust I, 8.40%, Ser B, 03-15-27	A	3,300	3,465,310
Thrifts & Mortgage Finance 0.39%			2,985,900

Sovereign Capital Trust V, 7.75%, 05-22-36	BB+	111,000	2,985,900

Issuer		Shares	Value

Common stocks 3.37%			$25,941,861
(Cost $15,732,677)

Electric Utilities 0.31%			2,370,950

Scottish Power Plc, American Depositary
Receipt (ADR) (United Kingdom)		47,619	2,370,950
Gas Utilities 1.11%			8,565,081

ONEOK, Inc.		205,743	8,565,081
Multi-Utilities 1.95%			15,005,830

Alliant Energy Corp.		220,000	8,437,000
CH Energy Group, Inc.		40,000	2,080,800
DTE Energy Co.		98,790	4,488,030

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 77.68%			$598,560,515
(Cost $600,945,174)

Agricultural Products 1.71%			13,160,000

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)	BB+	160,000	13,160,000
Asset Management & Custody Banks 0.13%			966,400

BNY Capital V, 5.95%, Ser F	A-	40,000	966,400
Automobile Manufacturers 2.02%			15,553,377

General Motors Corp., 7.25%, Ser 04-15-41	B	87,900	1,681,527
General Motors Corp., 7.25%, Ser 07-15-41	B-	210,500	4,022,655
General Motors Corp., 7.25%, Ser 02-15-52	B	447,300	8,453,970
General Motors Corp., 7.375%, Ser 10-01-51	B	73,125	1,395,225
Broadcasting & Cable TV 1.57%			12,106,865

Comcast Corp., 7.00%	BBB+	40,000	1,014,000
Comcast Corp., 7.00%, Ser B	BBB+	435,869	11,092,865

John Hancock
Preferred Income Fund II
Securities owned by the Fund on

October 31, 2006 (unaudited)

Consumer Finance 1.98%			15,241,285

HSBC Finance Corp., 6.00%	A	72,200	1,771,788
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	A	143,200	3,714,608
HSBC Finance Corp., 6.875%	AA-	349,100	8,933,469
SLM Corp., 6.00%	A	33,500	821,420

Diversified Banks 6.92%			53,345,710

BAC Capital Trust IV, 5.875%	A	51,150	1,230,669
Comerica Capital Trust I, 7.60%	BBB+	120,400	3,040,100
Fleet Capital Trust VIII, 7.20%	A	310,000	7,855,400
HSBC Holdings Plc, 6.20%, Ser A (United
Kingdom)	A-	249,600	6,274,944
Republic New York Corp., 6.25%, Ser HSBC	A	50,000	1,267,000
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom)	A	450,500	10,825,515
Santander Finance Preferred SA, Unipersonal,
6.41%, Ser 1 (Spain)	A-	225,000	5,742,000
USB Capital IV, 7.35%	A	152,800	3,832,224
USB Capital V, 7.25%	A	252,000	6,373,080
USB Capital VIII, 6.35%, Ser 1	A	83,000	2,052,590
Wells Fargo Capital Trust IV, 7.00%	A+	140,800	3,570,688
Wells Fargo Capital Trust VI, 6.95%	A-	50,000	1,281,500

Diversified Financial Services 6.86%			52,859,551

Abbey National Plc, 7.375% (United Kingdom)	A	140,800	3,622,784
ABN AMRO Capital Funding Trust V, 5.90%	A	373,600	9,014,968
ABN AMRO Capital Funding Trust VII, 6.08%	A	336,000	8,359,680
Citigroup Capital VII, 7.125%	A	222,200	5,648,324
Citigroup Capital VIII, 6.95%	A	538,500	13,575,585
DB Capital Funding VIII, 6.375%	A	165,000	4,166,250
JPMorgan Chase Capital IX, 7.50%, Ser I	A-	73,800	1,885,590
JPMorgan Chase Capital X, 7.00%, Ser J	A1	259,000	6,586,370

Electric Utilities 15.06%			116,050,419

Boston Edison Co., 4.78%	A-	15,143	1,351,513
Cleveland Electric Financing Trust I, 9.00%	BB+	210,000	5,346,600
Entergy Mississippi, Inc., 7.25%	A-	109,000	2,796,940
FPC Capital I, 7.10%, Ser A	BB+	586,703	14,913,990
FPL Group Capital Trust I, 5.875%	BBB+	441,800	10,545,766
Georgia Power Capital Trust V, 7.125%	BBB+	259,300	6,565,476
Georgia Power Capital Trust VII, 5.875%	BBB+	116,500	2,756,390
Great Plains Energy, Inc., 8.00%, Conv	BBB-	564,100	14,102,500
HECO Capital Trust III, 6.50%	BBB-	120,000	3,002,400
Interstate Power & Light Co., 8.375%, Ser B	Baa3	700,000	22,575,000
Northern States Power Co., 8.00%	BBB-	175,800	4,486,416
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	130,000	3,327,194

John Hancock
Preferred Income Fund II
Securities owned by the Fund on

October 31, 2006 (unaudited)

PPL Energy Supply, LLC, 7.00%	BBB	475,570	12,193,615
Southern California Edison Co., 6.00%, Ser C	BBB-	20,000	2,025,626
Southern California Edison Co., 6.125%	BBB-	10,000	1,015,313
Southern Co. Capital Trust VI, 7.125%	BBB+	37,100	943,824
Virginia Power Capital Trust, 7.375%	BB+	318,219	8,101,856

Gas Utilities 1.65%			12,720,710

Southern Union Co., 7.55%	BB+	229,500	5,994,540
Southwest Gas Capital II, 7.70%	BB	258,500	6,726,170

Hotels, Resorts & Cruise Lines 0.42%			3,201,250

Hilton Hotels Corp., 8.00%	BB	125,000	3,201,250

Integrated Telecommunication Services 0.50%			3,880,930

Verizon New England, Inc., 7.00%, Ser B	A3	154,250	3,880,930

Investment Banking & Brokerage 9.02%			69,492,121

Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	BBB	248,600	12,497,122
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	140,000	3,591,000
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	177,000	4,425,000
Lehman Brothers Holdings Capital Trust V,
6.00%, Ser M	A-	50,000	1,215,500
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	145,200	7,405,200
Merrill Lynch Preferred Capital Trust III,
7.00%	A-	360,400	9,215,428
Merrill Lynch Preferred Capital Trust IV,
7.12%	A-	167,400	4,287,114
Merrill Lynch Preferred Capital Trust V, 7.28%	A-	273,200	7,073,148
Morgan Stanley Capital Trust II, 7.25%	A-	35,000	880,250
Morgan Stanley Capital Trust III, 6.25%	A-	248,779	6,209,524
Morgan Stanley Capital Trust IV, 6.25%	A-	57,000	1,414,170
Morgan Stanley Capital Trust V, 5.75%	A1	311,500	7,261,065
Morgan Stanley Capital Trust VI, 6.60%	A-	160,000	4,017,600

Life & Health Insurance 1.27%			9,778,693

PLC Capital Trust IV, 7.25%	BBB+	331,075	8,409,305
Prudential Plc, 6.50% (United Kingdom)	A-	53,807	1,369,388

Multi-Line Insurance 6.58%			50,665,193

Aegon NV, 6.375% (Netherlands)	A-	355,000	9,009,900
Aegon NV, 6.50% (Netherlands)	A-	44,100	1,127,637
ING Groep NV, 7.05% (Netherlands)	A	774,700	19,739,356
MetLife, Inc., 6.50%, Ser B	BBB	799,550	20,788,300

John Hancock
Preferred Income Fund II
Securities owned by the Fund on

October 31, 2006 (unaudited)

Multi-Utilities 8.07%			62,206,937

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	39,870	4,166,415
BGE Capital Trust II, 6.20%	BBB-	645,000	15,821,850
Dominion CNG Capital Trust I, 7.80%	BB+	150,000	3,763,500
DTE Energy Trust I, 7.80%	BB+	253,000	6,368,010
PNM Resources, Inc., 6.75%, Conv	BBB-	115,400	5,730,764
PSEG Funding Trust II, 8.75%	BB+	680,000	17,856,800
Public Service Electric & Gas Co., 4.18%,
Ser B	BB+	7,900	635,950
South Carolina Electric & Gas Co., 6.52%	Baa1	15,000	1,512,657
TECO Capital Trust I, 8.50%	B	245,212	6,350,991

Oil & Gas Exploration & Production 4.45%			34,288,062

Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	25,000	2,471,095
Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,850	1,327,930
Devon Energy Corp., 6.49%, Ser A	BB+	32,355	3,288,077
Nexen, Inc., 7.35% (Canada)	BB+	1,068,800	27,200,960

Real Estate Management & Development 3.37%			25,960,970

Duke Realty Corp., 6.50%, Depositary Shares,
Ser K	BBB	110,000	2,753,300
Duke Realty Corp., 6.60%, Depositary Shares,
Ser L	BBB	109,840	2,765,771
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J	BBB	449,400	11,293,422
Duke Realty Corp., 7.99%, Depositary Shares,
Ser B	BBB	10,650	532,833
Public Storage, Inc., 6.45%, Depositary
Shares, Ser X	BBB+	30,000	741,600
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	307,100	7,874,044

Regional Banks 2.31%			17,814,597

PFGI Capital Corp., 7.75%	A	686,000	17,814,597

Reinsurance 0.12%			932,000

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)	BBB	40,000	932,000

Specialized Finance 0.65%			5,030,366

CIT Group, Inc., 6.35%, Ser A	BBB+	60,000	1,561,200
Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands)	BB+	136,313	3,469,166

Wireless Telecommunication Service 3.02%			23,305,079

Telephone & Data Systems, Inc., 6.625%	A-	155,000	3,844,000
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	605,967	15,191,593
United States Cellular, 7.50%	A-	165,100	4,269,486

John Hancock
Preferred Income Fund II
Securities owned by the Fund on

October 31, 2006 (unaudited)

	Maturity	Credit	Par value
Issuer, description	date	rating (A)	($000)	Value

Short-term investments 3.61%				$27,800,000
(Cost $27,800,000)

Government U.S. Agency 3.61%				27,800,000

Federal Home Loan Bank
Discount Note	11-01-06		27,800	27,800,000

Total investments (Cost $761,005,500) 100.00%				$770,458,975

John Hancock
Preferred Income Fund II
Financial futures contracts

October 31, 2006 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-year Treasury Note	720	Short	December 2006	$938,786

Financial futures contracts

John Hancock
Preferred Income Fund II
Interest rate swap contracts
October 31, 2006 (unaudited)

		Rate type

Notional	Payments made		Payments received	Termination	Appreciation
amount	by Fund		by Fund	date	(depreciation)

$63,500,000	2.56%	(a)	3-month LIBOR	June 2008	$2,478,156

(a) Fixed rate

Interest rate swap contracts

John Hancock
Preferred Income Fund II

Footnotes to Schedule of Investments
October 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on October 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,160,000 or 1.71% of the Fund's net assets as of October 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on October 31, 2006, including short-term investments, was $761,005,500. Gross unrealized appreciation and depreciation of investments aggregated $25,158,599 and $15,705,124, respectively, resulting in net unrealized appreciation of $9,453,475.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q1 10/06
12/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 2, 2007